Income tax	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Income tax
Income tax
The major components of income tax expense are:

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Consolidated Statement of Operations
Current income tax	$311	$272	$273
Deferred income tax	6	12	27
Income tax expense reported in the Consolidated Statement of Operations	$317	$284	$300

A reconciliation of income taxes computed at the French statutory rate (34.43% from the year ended December 31, 2015, 2016 and 2017) to the income tax expense (benefit) is as follows:

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Profit (loss) before income taxes	$(27,085)	$(24,503)	$(25,860)
At France’s statutory income tax rate of 34.43%	(9,325)	(8,436)	(8,904)
Non-deductible share-based payment expense	299	386	564
Tax credits	(915)	(676)	(1,152)
Unrecognized benefit of tax loss carryforwards and permanent differences	10,258	9,010	9,792
Income tax expense reported in the Consolidated Statement of Operations	$317	$284	$300

As of December 31, 2017 the Company had accumulated tax losses which arose in France of $244,918,000 that are available for offset against future taxable profits of Sequans Communications S.A within a limit of one million euro per year, plus 50% of the profit exceeding this limit. Remaining unapplied losses would continue to be carried forward indefinitely.
Deferred tax assets were recognized in 2015, 2016 and 2017 only to the extent that deferred tax liabilities existed in the same jurisdiction.